Segment Information - Schedule of Disaggregation of Revenues by Geographic Area (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Disaggregation of Revenues by Geographic Area [Line Items]
Revenues	$ 74,508	$ 77,264
North America [Member]
Schedule of Disaggregation of Revenues by Geographic Area [Line Items]
Revenues	45,255	47,503
Europe [Member]
Schedule of Disaggregation of Revenues by Geographic Area [Line Items]
Revenues	22,273	25,918
Others [Member]
Schedule of Disaggregation of Revenues by Geographic Area [Line Items]
Revenues	$ 6,980	$ 3,843